Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Cash and Cash Equivalents

	2021 £m	2020 £m
Cash at bank and in hand	1,427	1,762

Short-term deposits	2,847	4,530
	4,274	6,292